Cover Page	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	MYLAN N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	333-199861
Entity Tax Identification Number	98-1493528
Entity Address, Address Line One	Building 4
Entity Address, Address Line Two	Trident Place
Entity Address, Address Line Three	Mosquito Way
Entity Address, City or Town	Hatfield
Entity Address, Postal Zip Code	AL10 9UL
Entity Address, Country	GB
Country Region	44
City Area Code	1707
Local Phone Number	853-000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MYL
Title of 12(b) Security	Ordinary shares, nominal value €0.01
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001623613